SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were available to be issued, and has determined that, except for the adoption stated below, no significant events occurred after December 31, 2025, but prior to the issuance of these financial statements that would have a material impact on its financial statements.
Effective January 1, 2026, the Plan adopted the SECURE Act 2.0, which requires that catch-up contributions made by certain eligible participants whose prior-year wages exceed specified thresholds be designated as Roth (after-tax) contributions for plan years beginning after December 31, 2025.